Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	Sep. 30, 2025
Software [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	5 years
Patent [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	10 years
License [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	4 years 4 months 24 days